Note 3 - Financial Statement Presentation	6 Months Ended
Sep. 30, 2020
Statement Line Items [Line Items]
Disclosure of basis of preparation of financial statements [text block]
3.	FINANCIAL STATEMENT PRESENTATION

(a)	Compliance with IFRS

These Interim Financial Statements have been prepared in accordance with International Accounting Standard (“IAS”)
34,
Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”), utilizing the accounting policies Just Energy outlined in its
March 31, 2020
annual audited consolidated financial statements, except the adoption of new International Financial Reporting Standards (“IFRS”). Accordingly, certain information and footnote disclosures normally included in the annual audited consolidated financial statements prepared in accordance with IFRS, as issued by the IASB, have been omitted or condensed.

(b)	Basis of presentation and interim reporting

These Interim Financial Statements should be read in conjunction with and follow the same accounting policies and methods of application as those used in the annual audited consolidated financial statements for the fiscal years ended
March 31, 2020
and
2019.

The Interim Financial Statements are presented in Canadian dollars, the functional currency of Just Energy, and all values are rounded to the nearest thousand, except where otherwise indicated. The Interim Financial Statements are prepared on a going concern basis under the historical cost convention, except for certain financial assets and liabilities that are stated at fair value.

The interim operating results are
not
necessarily indicative of the results that
may
be expected for the full fiscal year ending
March 31, 2021,
due to seasonal variations resulting in fluctuations in quarterly results. Gas consumption by customers is typically highest in
October
through
March
and lowest in
April
through
September.
Electricity consumption is typically highest in
January
through
March
and
July
through
September
and lowest in
October
through
December
and
April
through
June.

Certain figures in the comparative consolidated financial statements have been reclassified from statements previously presented to conform to the presentation of the current period's Interim Financial Statements.

Principles of consolidation

The Interim Financial Statements include the accounts of Just Energy and its directly or indirectly owned subsidiaries and affiliates as at
September 30, 2020.
Subsidiaries and affiliates are consolidated from the date of acquisition and control and, continue to be consolidated until the date that such control ceases. The financial statements of the subsidiaries and affiliates are prepared for the same reporting period as Just Energy, using consistent accounting policies. All intercompany balances, sales, expenses and unrealized gains and losses resulting from intercompany transactions are eliminated on consolidation.

(c)	Significant accounting judgments, estimates, and assumptions

The preparation of the Interim Financial Statements requires the use of estimates and assumptions to be made in applying the accounting policies that affect the reported amount of assets, liabilities, income and expenses. The estimates and related assumptions based on previous experience and other factors are considered reasonable under the circumstances, the results of which form the basis for making the assumptions about carrying values of assets and liabilities that are not
readily apparent from other sources. There have been
no
material changes from the disclosures in the Annual Report for the period ended
March 31, 2020
with regard to significant accounting judgments, estimates and assumptions.

COVID-
19
impact

As a result of the continued and uncertain economic and business impact of the coronavirus disease (“COVID-
19”
) pandemic, Just Energy has reviewed the estimates, judgments and assumptions used in the preparation of the Interim Financial Statements, including with respect to: the determination of whether indicators of impairment exist for the assets and cash-generating units (“CGUs”) and the underlying assumptions used in the measurement of the recoverable amount of such assets or CGUs. Just Energy has also assessed the impact of COVID-
19
on the estimates and judgments used in connection with the measurement of deferred income tax assets and the credit risk of Just Energy's customers.  Although Just Energy determined that no
significant revisions to such estimates, judgments or assumptions were required for the period ended
September 30, 2020,
revisions
may
be required in future periods to the extent that the negative impacts on the business arising from COVID-
19
continue or worsen. Any such revision (due to COVID-
19
or otherwise)
may
result in, among other things, write-downs or impairments to the assets or CGUs, and/or adjustments to the carrying amount of the accounts receivable, goodwill or to the valuation of the deferred income tax assets, any of which could have a material impact on the results of operations and financial condition. While Just Energy believes the COVID-
19
pandemic to be temporary, the situation is dynamic and the impact of COVID-
19
on the Company's results of operations and financial condition, including the duration and the impact on overall customer demand, cannot be reasonably estimated at this time.